Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Other Noncurrent Assets [abstract]
Net defined benefit plan surpluses		$ 48	$ 239
Cash surrender value of life insurance policies		337	346
Deferred commissions		121	127
Other non-current assets	[1]	113	85
Total other non-current assets		$ 619	$ 797	[2]

[1]	Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $94 million and $74 million as of December 31, 2022 and 2021, respectively (see note 30).
[2]	Amounts have been reclassified to reflect the current presentation.